Revenue from contract with customers - Summary of Changes in Contract Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Air traffic liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	$ 651,805	$ 557,331
Sales	3,722,763	3,320,260
Revenue recognition	(3,076,635)	(2,623,256)
Tax recognition	(547,206)	(450,541)
Reimbursements	(84,033)	(105,508)
Interline tickets	(52,675)	(52,496)
Other	(2,163)	6,015
Balance at end of year	611,856	651,805
Frequent flyer liability
Disclosure of changes in contact liabilities [line items]
Balance at beginning of year	111,526	95,114
Revenue recognition	(52,597)	(31,299)
Deferred of revenue	65,887	47,711
Balance at end of year	124,816	111,526
Current	55,062	55,292
Non-current	$ 69,754	$ 56,234